UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-215

Fidelity Hastings Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	June 30, 2003

Item 1. Reports to Stockholders

Fidelity Fifty®

Annual Report

June 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Distributions	<Click Here>

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Annual Report

President's Message - continued

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2003	Past 1 year	Past 5 years	Life of fundA
Fidelity Fifty	4.98%	6.84%	12.88%

A From September 17, 1993.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Fifty on September 17, 1993, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500 Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Jason Weiner, Portfolio Manager of Fidelity Fifty®

Stimulative fiscal action by the Federal Reserve Board, President Bush's $350 billion tax cut and the rapid conclusion of major hostilities in Iraq helped propel U.S. equity markets from double-digit losses to positive or only slightly negative returns for the 12 months ending June 30, 2003. Investor confidence was rattled at the period's outset. Stock market declines in the previous two years, recession, corporate governance scandals and the impending Iraqi war stifled enthusiasm for equities. The Fed, trying to pump liquidity into the economy, cut rates by half a percentage point in November 2002, its 12th cut since early 2001. While the cuts benefited consumer spending, corporate spending failed to revive in kind. Finally, late in the first quarter of 2003, positive economic signs began to emerge. Investors greeted the news with enthusiasm, and stocks rallied from mid-March through period end. For the 12 months overall, the blue-chip Dow Jones Industrial AverageSM slipped 0.50%, the large-cap-oriented Standard & Poor's 500SM Index gained 0.25% and the technology-rich NASDAQ Composite® Index advanced 11.41%.

Fidelity Fifty gained 4.98% during the past year, outpacing the the LipperSM Capital Appreciation Funds Average, which returned 0.11%, and the Standard and Poor's 500 Index. Security selection was critical to our success. The fund's former manager generated much of the outperformance, helped largely by some good picks in telecommunication services. Nextel was a key driver, as shares of the wireless service provider rose sharply on strong subscriber gains and aggressive debt reduction. We also held phone giant Qwest Communications and some cellular tower companies that did well, while generally avoiding lagging fixed-line carriers. Elsewhere, the fund got a lift from its media holdings - including AOL Time Warner and Liberty Media - that rebounded nicely amid the post-Iraqi war rally, bolstered by improving advertising trends and the prospects for a strengthening economy. Stock selection in financials and technology also helped, led by FleetBoston Financial and Xerox, as did having a higher-than-average cash weighting amid equity market declines. By contrast, eroding demand and pricing for cigarettes hurt tobacco holdings R.J. Reynolds and Altria, while owning weak materials stocks, such as Massey Energy and Phelps Dodge, and shying away from surging health care issues further dampened results.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Top Ten Stocks as of June 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Nextel Communications, Inc. Class A	4.8	3.9
AOL Time Warner, Inc.	4.6	0.0
Xerox Corp.	4.5	4.3
Tyco International Ltd.	4.0	0.9
Qwest Communications International, Inc.	3.1	3.3
First Data Corp.	3.0	1.4
Clear Channel Communications, Inc.	2.9	0.0
Dow Chemical Co.	2.6	0.8
BJ Services Co.	2.6	3.1
Bank of New York Co., Inc.	2.6	0.0
	34.7
Top Five Market Sectors as of June 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.0	16.8
Consumer Discretionary	14.2	16.7
Financials	13.9	21.3
Telecommunication Services	10.9	7.4
Health Care	9.6	3.7
Asset Allocation (% of fund's net assets)
As of June 30, 2003 *		As of December 31, 2002 **
	Stocks 90.4%		Stocks 95.4%
	Short-Term Investments and Net Other Assets 9.6%		Short-Term Investments and Net Other Assets 4.6%
* Foreign investments	7.3%	** Foreign investments	5.0%

Annual Report

Investments June 30, 2003

Showing Percentage of Net Assets

Common Stocks - 90.4%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 14.2%
Internet & Catalog Retail - 1.4%
InterActiveCorp (a)	320,400	$ 12,678,228
Media - 11.7%
AOL Time Warner, Inc. (a)	2,541,300	40,889,517
Clear Channel Communications, Inc. (a)	618,500	26,218,215
EMI Group PLC	2,914,835	5,885,877
Liberty Media Corp. Class A (a)	1,578,600	18,248,616
Scholastic Corp. (a)	80,877	2,408,517
Viacom, Inc. Class B (non-vtg.) (a)	247,400	10,801,484
		104,452,226
Specialty Retail - 1.1%
Bed Bath & Beyond, Inc. (a)	144,600	5,611,926
Home Depot, Inc.	117,400	3,888,288
		9,500,214
TOTAL CONSUMER DISCRETIONARY		126,630,668
CONSUMER STAPLES - 2.8%
Beverages - 2.0%
The Coca-Cola Co.	389,600	18,081,336
Food & Staples Retailing - 0.8%
Sysco Corp.	226,000	6,789,040
TOTAL CONSUMER STAPLES		24,870,376
ENERGY - 7.0%
Energy Equipment & Services - 7.0%
BJ Services Co. (a)	626,900	23,420,984
Grey Wolf, Inc. (a)	2,925,800	11,820,232
Nabors Industries Ltd. (a)	378,900	14,985,495
Weatherford International Ltd. (a)	300,000	12,570,000
		62,796,711
FINANCIALS - 13.9%
Capital Markets - 6.9%
Bank of New York Co., Inc.	809,300	23,267,375
Charles Schwab Corp.	2,164,700	21,841,823
Janus Capital Group, Inc.	357,500	5,863,000
Merrill Lynch & Co., Inc.	227,400	10,615,032
		61,587,230
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - 1.2%
Bank One Corp.	278,700	$ 10,362,066
Consumer Finance - 2.8%
American Express Co.	420,900	17,597,829
MBNA Corp.	352,000	7,335,680
		24,933,509
Insurance - 3.0%
ACE Ltd.	364,000	12,481,560
AMBAC Financial Group, Inc.	220,800	14,628,000
		27,109,560
TOTAL FINANCIALS		123,992,365
HEALTH CARE - 9.6%
Biotechnology - 0.6%
Biogen, Inc. (a)	10,200	387,600
Trimeris, Inc. (a)	111,700	5,102,456
		5,490,056
Health Care Equipment & Supplies - 1.5%
C.R. Bard, Inc.	187,300	13,356,363
Health Care Providers & Services - 2.6%
Aetna, Inc.	92,800	5,586,560
Health Management Associates, Inc. Class A	458,800	8,464,860
Laboratory Corp. of America Holdings (a)	305,400	9,207,810
		23,259,230
Pharmaceuticals - 4.9%
Biovail Corp. (a)	281,800	13,159,587
Merck & Co., Inc.	313,700	18,994,535
Schering-Plough Corp.	609,500	11,336,700
		43,490,822
TOTAL HEALTH CARE		85,596,471
INDUSTRIALS - 8.9%
Airlines - 3.3%
Ryanair Holdings PLC sponsored ADR (a)	214,200	9,617,580
Southwest Airlines Co.	1,162,400	19,993,280
		29,610,860
Commercial Services & Supplies - 1.6%
Equifax, Inc.	180,500	4,693,000
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Monster Worldwide, Inc.	307,700	$ 6,070,921
Robert Half International, Inc. (a)	176,500	3,342,910
		14,106,831
Industrial Conglomerates - 4.0%
Tyco International Ltd.	1,867,510	35,445,340
TOTAL INDUSTRIALS		79,163,031
INFORMATION TECHNOLOGY - 19.0%
Communications Equipment - 1.1%
Nortel Networks Corp. (a)	3,542,000	9,563,400
Computers & Peripherals - 1.5%
Seagate Technology	754,100	13,309,865
Electronic Equipment & Instruments - 0.9%
Ingram Micro, Inc. Class A (a)	703,000	7,733,000
Internet Software & Services - 2.1%
VeriSign, Inc. (a)	727,000	10,054,410
Yahoo!, Inc. (a)	261,700	8,573,292
		18,627,702
IT Services - 5.2%
Affiliated Computer Services, Inc. Class A (a)	245,300	11,217,569
First Data Corp.	656,300	27,197,072
Paychex, Inc.	278,000	8,148,180
		46,562,821
Office Electronics - 4.5%
Xerox Corp. (a)	3,842,700	40,694,193
Semiconductors & Semiconductor Equipment - 1.2%
Analog Devices, Inc. (a)	311,800	10,856,876
Software - 2.5%
BEA Systems, Inc. (a)	471,500	5,120,490
Reynolds & Reynolds Co. Class A	275,900	7,879,704
VERITAS Software Corp. (a)	322,000	9,231,740
		22,231,934
TOTAL INFORMATION TECHNOLOGY		169,579,791
MATERIALS - 2.6%
Chemicals - 2.6%
Dow Chemical Co.	756,800	23,430,528
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - 10.9%
Diversified Telecommunication Services - 4.6%
Qwest Communications International, Inc. (a)	5,812,800	$ 27,785,184
SBC Communications, Inc.	518,800	13,255,340
		41,040,524
Wireless Telecommunication Services - 6.3%
American Tower Corp. Class A (a)	782,300	6,923,355
Crown Castle International Corp. (a)	898,900	6,984,453
Nextel Communications, Inc. Class A (a)	2,369,600	42,842,369
		56,750,177
TOTAL TELECOMMUNICATION SERVICES		97,790,701
UTILITIES - 1.5%
Electric Utilities - 0.7%
TXU Corp.	253,300	5,686,585
Multi-Utilities & Unregulated Power - 0.8%
AES Corp. (a)	1,163,500	7,388,225
TOTAL UTILITIES		13,074,810
TOTAL COMMON STOCKS (Cost $698,122,425)		806,925,452
Money Market Funds - 8.7%

Fidelity Cash Central Fund, 1.18% (b)	75,874,415	75,874,415
Fidelity Securities Lending Cash Central Fund, 1.19% (b)	1,526,400	1,526,400
TOTAL MONEY MARKET FUNDS (Cost $77,400,815)		77,400,815
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $775,523,240)		884,326,267
NET OTHER ASSETS - 0.9%		8,197,735
NET ASSETS - 100%		$ 892,524,002
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,677,240,591 and $1,500,220,573, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $134,702 for the period.

Income Tax Information
At June 30, 2003, the fund had a capital loss carryforward of approximately $117,513,000 of which $24,074,000, $23,233,000 and $70,206,000 will expire on June 30, 2009, 2010 and 2011, respectively.
The fund intends to elect to defer to its fiscal year ending June 30, 2004 approximately $9,471,000 of losses recognized during the period November 1, 2002 to June 30, 2003.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

		June 30, 2003

Assets
Investment in securities, at value (including securities loaned of $1,450,716) (cost $775,523,240) - See accompanying schedule		$ 884,326,267
Receivable for investments sold		11,475,284
Receivable for fund shares sold		2,094,128
Dividends receivable		614,006
Interest receivable		75,432
Redemption fees receivable		312
Other receivables		303,071
Total assets		898,888,500

Liabilities
Payable for investments purchased	$ 1,632,894
Payable for fund shares redeemed	2,630,272
Accrued management fee	528,238
Other payables and accrued expenses	46,694
Collateral on securities loaned, at value	1,526,400
Total liabilities		6,364,498

Net Assets		$ 892,524,002
Net Assets consist of:
Paid in capital		$ 911,277,661
Undistributed net investment income		1,093,482
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(128,650,923)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		108,803,782
Net Assets, for 49,847,879 shares outstanding		$ 892,524,002
Net Asset Value, offering price and redemption price per share ($892,524,002 ÷ 49,847,879 shares)		$ 17.90

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

		Year ended June 30, 2003

Investment Income
Dividends		$ 10,185,259
Interest		1,193,511
Security lending		116,454
Total income		11,495,224

Expenses
Management fee Basic fee	$ 4,225,065
Performance adjustment	1,050,344
Transfer agent fees	2,152,804
Accounting and security lending fees	223,094
Non-interested trustees' compensation	2,815
Custodian fees and expenses	32,539
Registration fees	56,224
Audit	41,428
Legal	3,326
Miscellaneous	5,810
Total expenses before reductions	7,793,449
Expense reductions	(1,065,811)	6,727,638
Net investment income (loss)		4,767,586
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(56,980,293)
Foreign currency transactions	(20,837)
Total net realized gain (loss)		(57,001,130)
Change in net unrealized appreciation (depreciation) on: Investment securities	88,682,285
Assets and liabilities in foreign currencies	313
Total change in net unrealized appreciation (depreciation)		88,682,598
Net gain (loss)		31,681,468
Net increase (decrease) in net assets resulting from operations		$ 36,449,054

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended June 30, 2003	Year ended June 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,767,586	$ 2,986,870
Net realized gain (loss)	(57,001,130)	(37,703,761)
Change in net unrealized appreciation (depreciation)	88,682,598	34,576,190
Net increase (decrease) in net assets resulting from operations	36,449,054	(140,701)
Distributions to shareholders from net investment income	(5,562,450)	(2,047,816)
Share transactions Net proceeds from sales of shares	495,715,958	485,626,754
Reinvestment of distributions	5,399,334	2,002,105
Cost of shares redeemed	(381,115,433)	(173,527,810)
Net increase (decrease) in net assets resulting from share transactions	119,999,859	314,101,049
Redemption fees	191,393	160,544
Total increase (decrease) in net assets	151,077,856	312,073,076

Net Assets
Beginning of period	741,446,146	429,373,070
End of period (including undistributed net investment income of $1,093,482 and undistributed net investment income of $1,909,181, respectively)	$ 892,524,002	$ 741,446,146
Other Information Shares
Sold	30,421,468	27,683,215
Issued in reinvestment of distributions	339,125	124,023
Redeemed	(24,052,813)	(10,225,915)
Net increase (decrease)	6,707,780	17,581,323

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended June 30,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 17.19	$ 16.80	$ 21.68	$ 21.39	$ 17.25
Income from Investment Operations
Net investment income (loss) C	.11	.10	.12	.15	.07
Net realized and unrealized gain (loss)	.73	.36 D	(1.86)	1.60	4.76
Total from investment operations	.84	.46	(1.74)	1.75	4.83
Distributions from net investment income	(.13)	(.08)	(.25)	(.03)	(.02)
Distributions from net realized gain	-	-	(2.30)	(1.43)	(.67)
Distributions in excess of net realized gain	-	-	(.60)	-	-
Total distributions	(.13)	(.08)	(3.15)	(1.46)	(.69)
Redemption fees added to paid in capital C	- F	.01	.01	-	-
Net asset value, end of period	$ 17.90	$ 17.19	$ 16.80	$ 21.68	$ 21.39
Total Return A, B	4.98%	2.83%	(8.76)%	9.22%	29.38%
Ratios to Average Net Assets E
Expenses before expense reductions	1.08%	1.12%	.95%	.88%	.83%
Expenses net of voluntary waivers, if any	1.08%	1.12%	.95%	.88%	.83%
Expenses net of all reductions	.93%	1.09%	.90%	.80%	.79%
Net investment income (loss)	.66%	.61%	.66%	.70%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 892,524	$ 741,446	$ 429,373	$ 536,085	$ 522,077
Portfolio turnover rate	230%	50%	158%	295%	316%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former sales charges.

C Calculated based on average shares outstanding during the period.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended June 30, 2003

1. Significant Accounting Policies.

Fidelity Fifty (the fund) is a fund of Fidelity Hastings Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 118,158,232	|
Unrealized depreciation	(10,718,123)
Net unrealized appreciation (depreciation)	107,440,109
Undistributed ordinary income	1,093,482
Capital loss carryforward	(117,513,491)
Cost for federal income tax purposes	$ 776,886,158

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. - continued

The tax character of distributions paid was as follows:

	June 30, 2003	June 30, 2002
Ordinary Income	$ 5,562,450	$ 2,047,816

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a short-term trading fee equal to .75% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Annual Report

Management Fee - continued

performance as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .73% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .30% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,182,616 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,061,268 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $88 and $4,455, respectively.

Annual Report

Report of Independent Auditors

To the Trustees of Fidelity Hastings Street Trust and the Shareholders of Fidelity Fifty:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Fifty (a fund of Fidelity Hastings Street Trust) at June 30, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Fifty's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 8, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 279 funds advised by FMR or an affiliate. Mr. McCoy oversees 281 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Fidelity Fifty (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000) and The Dow Chemical Company (2000). He is a Member of Marakon Diversity Advisory Council and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Hastings Street Trust. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania.

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Hastings Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

John B. McDowell (44)

Year of Election or Appointment: 2002

Vice President of Fidelity Fifty. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

Jason Weiner (33)

Year of Election or Appointment: 2003

Vice President of Fidelity Fifty. Mr. Weiner also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Weiner worked as a research analyst and portfolio manager.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Fidelity Fifty. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (43)
Year of Election or Appointment: 2003 Assistant Secretary of Fidelity Fifty. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Fidelity Fifty. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Fidelity Fifty. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Fidelity Fifty. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (56)
Year of Election or Appointment: 1993, Assistant Treasurer of Fidelity Fifty. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Fidelity Fifty. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Fidelity Fifty. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 2000

Assistant Treasurer of Fidelity Fifty. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management &
Research Company (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

Fidelity's Growth Funds

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OTC Portfolio

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The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FIF-UANN-0803
1.787732.100

Fidelity®

Growth & Income II

Portfolio

Annual Report

June 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Distributions	<Click Here>

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Annual Report

President's Message - continued

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2003	Past 1 year	Life of fundA
Fidelity® Growth & Income II Portfolio	8.60%	-2.63%

A From December 28, 1998.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Growth & Income II Portfolio on December 28, 1998, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the S&P 500® Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Louis Salemy, Portfolio Manager of Fidelity® Growth & Income II Portfolio

Stimulative fiscal action by the Federal Reserve Board, President Bush's $350 billion tax cut and the rapid conclusion of major hostilities in Iraq helped propel U.S. equity markets from double-digit losses to positive or only slightly negative returns for the 12 months ending June 30, 2003. Investor confidence was rattled at the period's outset. Stock market declines in the previous two years, recession, corporate governance scandals and the impending Iraqi war stifled enthusiasm for equities. The Fed, trying to pump liquidity into the economy, cut rates by half a percentage point in November 2002, its 12th cut since early 2001. While the cuts benefited consumer spending, corporate spending failed to revive in kind. Finally, late in the first quarter of 2003, positive economic signs began to emerge. Investors greeted the news with enthusiasm, and stocks rallied from mid-March through period end. For the 12 months overall, the blue-chip Dow Jones Industrial AverageSM slipped 0.50%, the large-cap-oriented Standard & Poor's 500SM Index gained 0.25% and the technology-rich NASDAQ Composite® Index advanced 11.41%.

Fidelity Growth & Income II Portfolio gained 8.60% during the past year, outpacing the Standard and Poor's 500 Index as well as the LipperSM Growth & Income Funds Average, which fell 1.75%. I owned concentrated positions in my best ideas - and added to them when prices declined last summer and again early in 2003 when I felt that concerns about a protracted war with Iraq were overdone. These moves helped versus the fund's benchmarks, as several of these stocks extended their lead over the index during the spring post-war rally. Also important was avoiding major blowups and having an above-average weighting in cash, which helped shelter us somewhat amid equity market declines. Most of our outperformance came from a handful of solid-performing media stocks - led by EchoStar, Omnicom Group and E.W. Scripps - that rode strong revenue and earnings gains. My aggressive positioning in diversified financials, namely Merrill Lynch and Morgan Stanley, also helped, as did some good picks in telecommunication services and industrials, including Nextel and Continental Airlines, respectively. On the down side, sluggish sales hurt our holdings in retailers Kohl's and Home Depot, while not owning surging technology and health care stocks, such as Intel and Merck, also detracted from results.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Top Ten Stocks as of June 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Omnicom Group, Inc.	5.3	5.0
Gillette Co.	5.2	5.2
BellSouth Corp.	4.8	4.2
Merrill Lynch & Co., Inc.	4.6	4.4
EchoStar Communications Corp. Class A	4.5	3.5
Morgan Stanley	4.3	4.8
Wells Fargo & Co.	4.2	4.1
Wal-Mart Stores, Inc.	3.5	3.4
General Electric Co.	3.3	3.0
Microsoft Corp.	3.3	3.7
	43.0
Top Five Market Sectors as of June 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.2	22.7
Consumer Discretionary	18.0	21.5
Consumer Staples	15.7	11.2
Telecommunication Services	8.3	8.8
Industrials	7.2	7.2
Asset Allocation (% of fund's net assets)
As of June 30, 2003 *		As of December 31, 2002 **
	Stocks 85.7%		Stocks 81.4%
	Bonds 0.0%		Bonds 1.5%
	Convertible Securities 0.0%		Convertible Securities 1.7%
	Short-Term Investments and Net Other Assets 14.3%		Short-Term Investments and Net Other Assets 15.4%
* Foreign investments	0.9%	** Foreign investments	0.6%

Annual Report

Investments June 30, 2003

Showing Percentage of Net Assets

Common Stocks - 85.7%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 18.0%
Hotels, Restaurants & Leisure - 0.3%
Starwood Hotels & Resorts Worldwide, Inc. unit	16,300	$ 466,017
Household Durables - 0.0%
Garmin Ltd. (a)	1,700	67,779
Media - 13.2%
Comcast Corp. Class A (special) (a)	45,500	1,311,765
E.W. Scripps Co. Class A	53,000	4,702,160
EchoStar Communications Corp. Class A (a)	252,900	8,755,398
Omnicom Group, Inc.	145,700	10,446,690
Pegasus Communications Corp. Class A (a)	17,980	531,848
		25,747,861
Multiline Retail - 2.8%
Dollar Tree Stores, Inc. (a)	46,000	1,459,580
Kohl's Corp. (a)	79,000	4,059,020
		5,518,600
Specialty Retail - 1.0%
Hollywood Entertainment Corp. (a)	113,400	1,950,480
Textiles Apparel & Luxury Goods - 0.7%
Liz Claiborne, Inc.	40,100	1,413,525
TOTAL CONSUMER DISCRETIONARY		35,164,262
CONSUMER STAPLES - 15.7%
Beverages - 1.0%
The Coca-Cola Co.	42,500	1,972,425
Food & Staples Retailing - 4.8%
Sysco Corp.	26,000	781,040
Wal-Mart Stores, Inc.	127,220	6,827,897
Walgreen Co.	57,000	1,715,700
		9,324,637
Food Products - 0.9%
McCormick & Co., Inc. (non-vtg.)	61,700	1,678,240
Household Products - 2.7%
Colgate-Palmolive Co.	42,800	2,480,260
Kimberly-Clark Corp.	55,600	2,898,984
		5,379,244
Personal Products - 5.2%
Gillette Co.	321,700	10,249,362
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Tobacco - 1.1%
Altria Group, Inc.	46,130	$ 2,096,147
TOTAL CONSUMER STAPLES		30,700,055
ENERGY - 2.7%
Oil & Gas - 2.7%
Exxon Mobil Corp.	149,292	5,361,076
FINANCIALS - 20.2%
Capital Markets - 11.1%
Goldman Sachs Group, Inc.	51,900	4,346,625
Merrill Lynch & Co., Inc.	191,300	8,929,884
Morgan Stanley	199,500	8,528,625
		21,805,134
Commercial Banks - 4.8%
Bank One Corp.	29,000	1,078,220
Wells Fargo & Co.	163,700	8,250,480
		9,328,700
Consumer Finance - 0.7%
American Express Co.	34,700	1,450,807
Insurance - 3.2%
Allstate Corp.	42,300	1,507,995
American International Group, Inc.	63,330	3,494,549
PartnerRe Ltd.	17,900	914,869
Travelers Property Casualty Corp. Class B	22,800	359,556
		6,276,969
Real Estate - 0.4%
Equity Office Properties Trust	26,200	707,662
TOTAL FINANCIALS		39,569,272
HEALTH CARE - 6.7%
Biotechnology - 2.8%
Amgen, Inc. (a)	83,500	5,547,740
Health Care Equipment & Supplies - 1.3%
Alcon, Inc.	20,000	914,000
Medtronic, Inc.	33,300	1,597,401
		2,511,401
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - 2.6%
Allergan, Inc.	15,800	$ 1,218,180
Pfizer, Inc.	110,500	3,773,575
		4,991,755
TOTAL HEALTH CARE		13,050,896
INDUSTRIALS - 7.2%
Aerospace & Defense - 1.4%
Lockheed Martin Corp.	18,500	880,045
Northrop Grumman Corp.	13,300	1,147,657
United Technologies Corp.	9,200	651,636
		2,679,338
Airlines - 1.6%
Continental Airlines, Inc. Class B (a)	99,500	1,489,515
Mesaba Holdings, Inc. (a)	73,600	454,112
Northwest Airlines Corp. (a)	54,100	610,789
Southwest Airlines Co.	30,000	516,000
		3,070,416
Building Products - 0.5%
American Standard Companies, Inc. (a)	12,800	946,304
Commercial Services & Supplies - 0.4%
Avery Dennison Corp.	15,200	763,040
Industrial Conglomerates - 3.3%
General Electric Co.	229,320	6,576,898
TOTAL INDUSTRIALS		14,035,996
INFORMATION TECHNOLOGY - 6.0%
Communications Equipment - 1.4%
Cisco Systems, Inc. (a)	162,500	2,712,125
Nokia Corp. sponsored ADR	3,300	54,219
		2,766,344
Computers & Peripherals - 0.1%
Lexmark International, Inc. Class A (a)	2,100	148,617
IT Services - 1.2%
First Data Corp.	28,700	1,189,328
Paychex, Inc.	38,200	1,119,642
		2,308,970
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - 3.3%
Microsoft Corp.	250,400	$ 6,412,744
TOTAL INFORMATION TECHNOLOGY		11,636,675
MATERIALS - 0.0%
Chemicals - 0.0%
Praxair, Inc.	300	18,030
TELECOMMUNICATION SERVICES - 8.3%
Diversified Telecommunication Services - 8.3%
BellSouth Corp.	356,530	9,494,394
SBC Communications, Inc.	113,590	2,902,225
Verizon Communications, Inc.	98,900	3,901,605
		16,298,224
UTILITIES - 0.9%
Electric Utilities - 0.9%
Entergy Corp.	33,100	1,747,018
FPL Group, Inc.	400	26,740
		1,773,758
TOTAL COMMON STOCKS (Cost $169,173,975)		167,608,244
Money Market Funds - 15.4%

Fidelity Cash Central Fund, 1.18% (b)	28,089,678	28,089,678
Fidelity Securities Lending Cash Central Fund, 1.19% (b)	2,100,000	2,100,000
TOTAL MONEY MARKET FUNDS (Cost $30,189,678)		30,189,678
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $199,363,653)		197,797,922
NET OTHER ASSETS - (1.1)%		(2,081,032)
NET ASSETS - 100%		$ 195,716,890
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $107,233,205 and $62,408,493, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $6,642 for the period.
Income Tax Information
At June 30, 2003, the fund had a capital loss carryforward of approximately $23,965,000 of which $51,000, $10,246,000 and $13,668,000 will expire on June 30, 2008, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

		June 30, 2003

Assets
Investment in securities, at value (including securities loaned of $1,959,760) (cost $199,363,653) - See accompanying schedule		$ 197,797,922
Receivable for fund shares sold		734,262
Dividends receivable		177,253
Interest receivable		26,997
Other receivables		490
Total assets		198,736,924

Liabilities
Payable for fund shares redeemed	$ 768,619
Accrued management fee	78,940
Other payables and accrued expenses	72,475
Collateral on securities loaned, at value	2,100,000
Total liabilities		3,020,034

Net Assets		$ 195,716,890
Net Assets consist of:
Paid in capital		$ 223,078,173
Undistributed net investment income		106,621
Accumulated undistributed net realized gain (loss) on investments		(25,902,173)
Net unrealized appreciation (depreciation) on investments		(1,565,731)
Net Assets, for 23,090,431 shares outstanding		$ 195,716,890
Net Asset Value, offering price and redemption price per share ($195,716,890 ÷ 23,090,431 shares)		$ 8.48

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

		Year ended June 30, 2003

Investment Income
Dividends		$ 1,843,105
Interest		724,432
Security lending		893
Total income		2,568,430

Expenses
Management fee	$ 680,034
Transfer agent fees	486,228
Accounting and security lending fees	62,400
Non-interested trustees' compensation	537
Custodian fees and expenses	9,787
Registration fees	31,719
Audit	45,662
Legal	599
Miscellaneous	1,085
Total expenses before reductions	1,318,051
Expense reductions	(15,266)	1,302,785
Net investment income (loss)		1,265,645
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(4,128,569)
Futures contracts	(506,591)
Total net realized gain (loss)		(4,635,160)
Change in net unrealized appreciation (depreciation) on: Investment securities	18,185,795
Futures contracts	32,089
Total change in net unrealized appreciation (depreciation)		18,217,884
Net gain (loss)		13,582,724
Net increase (decrease) in net assets resulting from operations		$ 14,848,369

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended June 30, 2003	Year ended June 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,265,645	$ 1,421,829
Net realized gain (loss)	(4,635,160)	(11,902,438)
Change in net unrealized appreciation (depreciation)	18,217,884	(18,449,511)
Net increase (decrease) in net assets resulting from operations	14,848,369	(28,930,120)
Distributions to shareholders from net investment income	(1,228,566)	(1,357,900)
Share transactions Net proceeds from sales of shares	133,378,891	58,965,421
Reinvestment of distributions	1,165,487	1,292,826
Cost of shares redeemed	(84,988,867)	(55,895,235)
Net increase (decrease) in net assets resulting from share transactions	49,555,511	4,363,012
Total increase (decrease) in net assets	63,175,314	(25,925,008)

Net Assets
Beginning of period	132,541,576	158,466,584
End of period (including undistributed net investment income of $106,621 and undistributed net investment income of $125,345, respectively)	$ 195,716,890	$ 132,541,576
Other Information Shares
Sold	16,835,640	6,483,618
Issued in reinvestment of distributions	151,071	147,318
Redeemed	(10,706,560)	(6,277,956)
Net increase (decrease)	6,280,151	352,980

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended June 30,	2003	2002	2001	2000	1999 D
Selected Per-Share Data
Net asset value, beginning of period	$ 7.88	$ 9.63	$ 10.49	$ 10.75	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.07	.08	.11	.09	.03
Net realized and unrealized gain (loss)	.60	(1.75)	(.86)	(.22)	.75
Total from investment operations	.67	(1.67)	(.75)	(.13)	.78
Distributions from net investment income	(.07)	(.08)	(.11)	(.08)	(.02)
Distributions in excess of net investment income	-	-	-	-	(.01)
Distributions from net realized gain	-	-	-	(.04)	-
Distributions in excess of net realized gain	-	-	-	(.01)	-
Total distributions	(.07)	(.08)	(.11)	(.13)	(.03)
Net asset value, end of period	$ 8.48	$ 7.88	$ 9.63	$ 10.49	$ 10.75
Total Return A,B	8.60%	(17.42)%	(7.19)%	(1.17)%	7.81%
Ratios to Average Net Assets E
Expenses before expense reductions	.94%	.90%	.88%	.85%	1.14% F
Expenses net of voluntary waivers, if any	.94%	.90%	.88%	.85%	1.14% F
Expenses net of all reductions	.93%	.89%	.86%	.84%	1.12% F
Net investment income (loss)	.90%	.94%	1.12%	.83%	.62% F
Supplemental Data
Net assets, end of period (000 omitted)	$ 195,717	$ 132,542	$ 158,467	$ 174,372	$ 216,289
Portfolio turnover rate	51%	54%	79%	59%	59% F

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D For the period December 28, 1998 (commencement of operations) to June 30, 1999.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

F Annualized

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended June 30, 2003

1. Significant Accounting Policies.

Fidelity Growth & Income II Portfolio (the fund) is a fund of Fidelity Hastings Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 13,245,292	|
Unrealized depreciation	(16,063,529)
Net unrealized appreciation (depreciation)	(2,818,237)
Undistributed ordinary income	106,621
Capital loss carryforward	(23,965,171)
Cost for federal income tax purposes	$ 200,616,159

The tax character of distributions paid was as follows:

	June 30, 2003	June 30, 2002
Ordinary Income	$ 1,228,566	$ 1,357,900

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Annual Report

2. Operating Policies - continued

Annual Report

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .48% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .35% of average net assets.

Notes to Financial Statements - continued

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $302,396 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $15,266 for the period.

Annual Report

Report of Independent Auditors

To the Trustees of Fidelity Hastings Street Trust and the Shareholders of Fidelity Growth & Income II Portfolio.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Growth & Income II Portfolio (a fund of Fidelity Hastings Street Trust) at June 30, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Growth & Income II Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 8, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 278 funds advised by FMR or an affiliate. Mr. McCoy oversees 280 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Growth & Income II (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000) and The Dow Chemical Company (2000). He is a Member of Marakon Diversity Advisory Council and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Hastings Street Trust. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania.

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Hastings Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Bart A. Grenier (44)

Year of Election or Appointment: 2001

Vice President of Growth & Income II. Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999 to 2000, and Vice President of certain High Income Funds (2002). He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and President and Director of Strategic Advisers, Inc. (2002). He also heads Fidelity's Asset Allocation Group (2000), Fidelity's Growth and Income Group (2001), Fidelity's Value Group (2001), and Fidelity's High Income Division (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Funds (1997-2000), High Income Division Head (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

Louis Salemy (41)

Year of Election or Appointment: 2000

Vice President of Growth & Income II. Mr. Salemy also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Salemy worked as a research analyst and portfolio manager.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Growth & Income II. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (43)
Year of Election or Appointment: 2003 Assistant Secretary of Growth & Income II. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Growth & Income II. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Growth & Income II. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Growth & Income II. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (56)
Year of Election or Appointment: 1998 Assistant Treasurer of Growth & Income II. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Growth & Income II. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Growth & Income II. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 2000

Assistant Treasurer of Growth & Income II. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

A total of 1.27% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed in March and June during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Fidelity's Growth and Income Funds

Balanced Fund

Convertible Securities Fund

Equity-Income Fund

Equity-Income II Fund

Fidelity® Fund

Global Balanced Fund

Growth & Income Portfolio

Growth & Income II Portfolio

Puritan ® Fund

Real Estate Income Fund

Real Estate Investment Portfolio

Utilities Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

GII-UANN-0803
1.787733.100

Fidelity®

Fund

Annual Report

June 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Distributions	<Click Here>

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Annual Report

President's Message - continued

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity ® Fund	-1.36%	-1.47%	9.91%

$10,000 Over 10 years

Let's say hypothetically that $10,000 was invested in Fidelity® Fund on June 30, 1993. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500SM Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from John Avery, Portfolio Manager of Fidelity Fund

Stimulative fiscal action by the Federal Reserve Board, President Bush's $350 billion tax cut and the rapid conclusion of major hostilities in Iraq helped propel U.S. equity markets from double-digit losses to positive or only slightly negative returns for the 12 months ending June 30, 2003. Investor confidence was rattled at the period's outset. Stock market declines in the previous two years, recession, corporate governance scandals and the impending Iraqi war stifled enthusiasm for equities. The Fed, trying to pump liquidity into the economy, cut rates by half a percentage point in November 2002, its 12th cut since early 2001. While the cuts benefited consumer spending, corporate spending failed to revive in kind. Finally, late in the first quarter of 2003, positive economic signs began to emerge. Investors greeted the news with enthusiasm, and stocks rallied from mid-March through period end. For the 12 months overall, the blue-chip Dow Jones Industrial AverageSM slipped 0.50%, the large-cap-oriented Standard & Poor's 500 Index gained 0.25% and the technology-rich NASDAQ Composite® Index advanced 11.41%.

For the 12 months ending June 30, 2003, the fund returned -1.36%, slightly lagging the S&P 500® but beating the -1.75% return of the LipperSM Growth & Income Funds Average. The fund was aided by stock selection in health care equipment and services and by overweighting diversified financials, particularly brokerage stocks. On the negative side, the technology sector hurt us, as I was early buying semiconductor-related stocks near the beginning of the period and then was underweighted in tech as the market rallied in the second quarter of 2003. St. Jude Medical was our top contributor compared with the index, aided by studies showing that pacemakers tend to improve patients' quality of life. Varian Medical Systems, a maker of radiation oncology equipment, also did well on the heels of strong earnings growth and the prospect of continued robust increases in revenues. Drug stock Wyeth was the top detractor relative to the index and by absolute standards. Controversy over the company's hormone replacement drug in July 2002 was partially responsible for Wyeth's problems. Fairchild Semiconductor International hurt us in the fall of 2002 when an economic rebound failed to materialize as expected.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Top Ten Stocks as of June 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	4.0	4.9
Citigroup, Inc.	3.9	3.4
Pfizer, Inc.	3.5	3.0
General Electric Co.	3.2	2.7
American International Group, Inc.	2.7	2.9
Viacom, Inc. Class B (non-vtg.)	2.6	2.2
Bank of America Corp.	2.5	2.3
Exxon Mobil Corp.	2.5	2.6
Merck & Co., Inc.	2.3	2.1
Wal-Mart Stores, Inc.	2.2	2.3
	29.4
Top Five Market Sectors as of June 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.3	19.1
Health Care	17.4	18.2
Industrials	12.5	10.0
Information Technology	12.5	9.2
Consumer Discretionary	11.7	12.2
Asset Allocation (% of fund's net assets)
As of June 30, 2003*		As of December 31, 2002**
	Stocks 97.8%		Stocks 94.0%
	Short-Term Investments and Net Other Assets 2.2%		Short-Term Investments and Net Other Assets 6.0%
* Foreign investments	2.2%	** Foreign investments	2.7%

Annual Report

Investments June 30, 2003

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 11.7%
Household Durables - 0.7%
KB Home	283,400	$ 17,565
Mohawk Industries, Inc. (a)	494,203	27,443
Whirlpool Corp.	305,000	19,429
		64,437
Media - 7.1%
AOL Time Warner, Inc. (a)	5,204,460	83,740
Clear Channel Communications, Inc. (a)	2,107,300	89,328
Comcast Corp.:
Class A (a)	951,965	28,730
Class A (special) (a)	1,684,500	48,564
Fox Entertainment Group, Inc. Class A (a)	923,100	26,567
Liberty Media Corp. Class A (a)	1,748,900	20,217
McGraw-Hill Companies, Inc.	782,600	48,521
Viacom, Inc. Class B (non-vtg.) (a)	5,588,113	243,977
Walt Disney Co.	3,650,300	72,093
		661,737
Multiline Retail - 1.1%
Big Lots, Inc. (a)	1,276,100	19,193
Dollar Tree Stores, Inc. (a)	719,900	22,842
Federated Department Stores, Inc.	727,400	26,805
Kohl's Corp. (a)	701,700	36,053
		104,893
Specialty Retail - 2.6%
Borders Group, Inc. (a)	1,307,800	23,030
Gap, Inc.	2,812,000	52,753
Home Depot, Inc.	2,511,300	83,174
Lowe's Companies, Inc.	589,700	25,328
Staples, Inc. (a)	3,101,600	56,914
		241,199
Textiles Apparel & Luxury Goods - 0.2%
Polo Ralph Lauren Corp. Class A	805,400	20,771
TOTAL CONSUMER DISCRETIONARY		1,093,037
CONSUMER STAPLES - 9.1%
Beverages - 2.2%
Anheuser-Busch Companies, Inc.	808,100	41,254
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	1,445,890	$ 64,342
The Coca-Cola Co.	2,090,700	97,029
		202,625
Food & Staples Retailing - 2.8%
Costco Wholesale Corp. (a)	738,200	27,018
Sysco Corp.	899,300	27,015
Wal-Mart Stores, Inc.	3,921,020	210,441
		264,474
Household Products - 1.7%
Colgate-Palmolive Co.	858,300	49,738
Procter & Gamble Co.	1,239,600	110,548
		160,286
Personal Products - 1.4%
Gillette Co.	4,208,020	134,068
Tobacco - 1.0%
Altria Group, Inc.	1,959,100	89,022
TOTAL CONSUMER STAPLES		850,475
ENERGY - 6.5%
Energy Equipment & Services - 3.2%
Baker Hughes, Inc.	2,063,600	69,275
BJ Services Co. (a)	1,373,000	51,295
Diamond Offshore Drilling, Inc.	911,000	19,122
Nabors Industries Ltd. (a)	1,466,700	58,008
Noble Corp. (a)	910,287	31,223
Schlumberger Ltd. (NY Shares)	1,416,500	67,383
		296,306
Oil & Gas - 3.3%
ConocoPhillips	745,046	40,829
Exxon Mobil Corp.	6,456,800	231,864
Occidental Petroleum Corp.	1,086,800	36,462
		309,155
TOTAL ENERGY		605,461
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - 20.3%
Capital Markets - 5.7%
Bear Stearns Companies, Inc.	858,200	$ 62,151
Goldman Sachs Group, Inc.	1,352,300	113,255
Lehman Brothers Holdings, Inc.	381,300	25,349
Merrill Lynch & Co., Inc.	3,463,000	161,653
Morgan Stanley	4,028,500	172,218
		534,626
Commercial Banks - 4.6%
Bank of America Corp.	3,000,200	237,106
Bank of Hawaii Corp.	1,321,700	43,814
Wells Fargo & Co.	2,953,100	148,836
		429,756
Consumer Finance - 2.4%
American Express Co.	3,331,692	139,298
SLM Corp.	2,177,850	85,306
		224,604
Diversified Financial Services - 3.9%
Citigroup, Inc.	8,550,332	365,954
Insurance - 3.4%
AFLAC, Inc.	1,168,000	35,916
Allstate Corp.	852,000	30,374
American International Group, Inc.	4,441,400	245,076
		311,366
Thrifts & Mortgage Finance - 0.3%
Fannie Mae	368,800	24,872
TOTAL FINANCIALS		1,891,178
HEALTH CARE - 17.4%
Biotechnology - 1.4%
Amgen, Inc. (a)	1,878,480	124,806
Geneprot, Inc. (c)	710,000	2,485
		127,291
Health Care Equipment & Supplies - 4.9%
Becton, Dickinson & Co.	1,536,600	59,697
Biomet, Inc.	1,366,900	39,175
Boston Scientific Corp. (a)	433,700	26,499
C.R. Bard, Inc.	660,600	47,107
Medtronic, Inc.	1,505,600	72,224
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Respironics, Inc. (a)	873,500	$ 32,774
St. Jude Medical, Inc. (a)	1,672,400	96,163
Varian Medical Systems, Inc. (a)	977,800	56,292
Zimmer Holdings, Inc. (a)	645,332	29,072
		459,003
Pharmaceuticals - 11.1%
Abbott Laboratories	1,538,000	67,303
Allergan, Inc.	499,400	38,504
Eli Lilly & Co.	1,099,900	75,860
Forest Laboratories, Inc. (a)	650,080	35,592
Johnson & Johnson	3,544,700	183,261
Merck & Co., Inc.	3,561,800	215,667
Pfizer, Inc.	9,506,520	324,648
Wyeth	2,170,640	98,873
		1,039,708
TOTAL HEALTH CARE		1,626,002
INDUSTRIALS - 12.5%
Aerospace & Defense - 0.8%
Boeing Co.	304,300	10,444
Honeywell International, Inc.	918,800	24,670
Lockheed Martin Corp.	902,530	42,933
		78,047
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. Class B	983,400	62,643
Building Products - 0.6%
American Standard Companies, Inc. (a)	341,100	25,218
Masco Corp.	1,179,200	28,124
		53,342
Commercial Services & Supplies - 0.5%
Aramark Corp. Class B (a)	774,600	17,367
Avery Dennison Corp.	651,100	32,685
		50,052
Industrial Conglomerates - 5.1%
3M Co.	903,400	116,521
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
General Electric Co.	10,329,826	$ 296,259
Tyco International Ltd.	3,341,900	63,429
		476,209
Machinery - 4.0%
Caterpillar, Inc.	735,600	40,943
Cummins, Inc.	402,000	14,428
Danaher Corp.	680,700	46,322
Eaton Corp.	741,570	58,295
Illinois Tool Works, Inc.	1,487,400	97,945
Ingersoll-Rand Co. Ltd. Class A	1,368,220	64,744
ITT Industries, Inc.	372,100	24,358
Navistar International Corp. (a)	917,000	29,922
		376,957
Road & Rail - 0.8%
Canadian National Railway Co.	483,300	23,337
Union Pacific Corp.	816,170	47,354
		70,691
TOTAL INDUSTRIALS		1,167,941
INFORMATION TECHNOLOGY - 12.5%
Communications Equipment - 1.8%
Cisco Systems, Inc. (a)	5,143,200	85,840
Motorola, Inc.	5,502,300	51,887
Nortel Networks Corp. (a)	10,004,200	27,011
		164,738
Computers & Peripherals - 2.6%
Dell Computer Corp. (a)	2,311,300	73,869
Hewlett-Packard Co.	3,017,600	64,275
International Business Machines Corp.	1,266,100	104,453
		242,597
Electronic Equipment & Instruments - 0.9%
Agilent Technologies, Inc. (a)	1,897,000	37,086
Amphenol Corp. Class A (a)	669,250	31,334
Vishay Intertechnology, Inc. (a)	1,113,500	14,698
		83,118
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 1.0%
First Data Corp.	1,188,400	$ 49,247
Paychex, Inc.	1,418,400	41,573
		90,820
Semiconductors & Semiconductor Equipment - 2.1%
Applied Materials, Inc. (a)	2,177,300	34,532
Intel Corp.	2,583,030	53,686
KLA-Tencor Corp. (a)	367,900	17,104
Lam Research Corp. (a)	1,025,200	18,669
National Semiconductor Corp. (a)	1,013,100	19,978
Teradyne, Inc. (a)	763,251	13,212
Texas Instruments, Inc.	2,156,600	37,956
		195,137
Software - 4.1%
Microsoft Corp.	14,515,000	371,729
Oracle Corp. (a)	1,412,900	16,983
		388,712
TOTAL INFORMATION TECHNOLOGY		1,165,122
MATERIALS - 4.3%
Chemicals - 2.6%
Dow Chemical Co.	2,669,030	82,633
E.I. du Pont de Nemours & Co.	429,024	17,865
Ecolab, Inc.	1,340,100	34,307
Praxair, Inc.	1,760,238	105,790
		240,595
Metals & Mining - 1.7%
Alcan, Inc.	1,698,430	52,939
Alcoa, Inc.	3,432,000	87,516
Phelps Dodge Corp. (a)	584,600	22,414
		162,869
TOTAL MATERIALS		403,464
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 3.1%
BellSouth Corp.	2,840,200	75,635
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
SBC Communications, Inc.	2,803,800	$ 71,637
Verizon Communications, Inc.	3,536,900	139,531
		286,803
UTILITIES - 0.4%
Electric Utilities - 0.4%
Constellation Energy Group, Inc.	414,100	14,204
PG&E Corp. (a)	1,117,600	23,637
		37,841
TOTAL COMMON STOCKS (Cost $8,611,023)		9,127,324
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Procket Networks, Inc. Series C (c)	1,612,868	403
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Yipes Communications Group, Inc. Series C (a)(c)	723,082	0
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $20,629)		403
Money Market Funds - 2.3%

Fidelity Cash Central Fund, 1.18% (b) (Cost $212,283)	212,283,359	212,283
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $8,843,935)		9,340,010
NET OTHER ASSETS - (0.1)%		(5,350)
NET ASSETS - 100%		$ 9,334,660
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Geneprot, Inc.	7/7/00	$ 3,905
Procket Networks, Inc. Series C	11/15/00 - 2/9/01	$ 15,929
Yipes Communications Group, Inc. Series C	1/31/01	$ 4,700
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $2,745,477,000 and $3,503,960,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $274,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,888,000 or 0.0% of net assets.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loan was outstanding amounted to $7,422,000. The weighted average interest rate was 2.0%. At period end there were no bank borrowings outstanding.

Income Tax Information
At June 30, 2003, the fund had a capital loss carryforward of approximately $2,845,708,000 of which $1,749,301,000 and $1,096,407,000 will expire on June 30, 2010 and 2011, respectively.
The fund intends to elect to defer to its fiscal year ending June 30, 2004 approximately $168,047,000 of losses recognized during the period November 1, 2002 to June 30, 2003.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		June 30, 2003

Assets
Investment in securities, at value (cost $8,843,935) - See accompanying schedule		$ 9,340,010
Cash		75
Receivable for investments sold		2,820
Receivable for fund shares sold		13,856
Dividends receivable		8,006
Interest receivable		186
Other receivables		32
Total assets		9,364,985

Liabilities
Payable for investments purchased	$ 16,482
Payable for fund shares redeemed	9,517
Accrued management fee	2,942
Other payables and accrued expenses	1,384
Total liabilities		30,325

Net Assets		$ 9,334,660
Net Assets consist of:
Paid in capital		$ 11,896,709
Undistributed net investment income		7,973
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,066,095)
Net unrealized appreciation (depreciation) on investments		496,073
Net Assets, for 381,701 shares outstanding		$ 9,334,660
Net Asset Value, offering price and redemption price per share ($9,334,660 ÷ 381,701 shares)		$ 24.46

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands		Year ended June 30, 2003

Investment Income
Dividends		$ 131,958
Interest		5,220
Security lending		196
Total income		137,374

Expenses
Management fee	$ 33,350
Transfer agent fees	21,277
Accounting and security lending fees	841
Non-interested trustees' compensation	36
Depreciation in deferred trustee compensation account	(43)
Custodian fees and expenses	103
Registration fees	13
Audit	90
Legal	49
Miscellaneous	82
Total expenses before reductions	55,798
Expense reductions	(1,739)	54,059
Net investment income (loss)		83,315
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(756,723)
Foreign currency transactions	(60)
Total net realized gain (loss)		(756,783)
Change in net unrealized appreciation (depreciation) on: Investment securities	403,711
Assets and liabilities in foreign currencies	10
Total change in net unrealized appreciation (depreciation)		403,721
Net gain (loss)		(353,062)
Net increase (decrease) in net assets resulting from operations		$ (269,747)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended June 30, 2003	Year ended June 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 83,315	$ 98,995
Net realized gain (loss)	(756,783)	(1,256,561)
Change in net unrealized appreciation (depreciation)	403,721	(1,737,549)
Net increase (decrease) in net assets resulting from operations	(269,747)	(2,895,115)
Distributions to shareholders from net investment income	(82,413)	(90,485)
Share transactions Net proceeds from sales of shares	1,436,330	1,991,479
Reinvestment of distributions	77,554	84,726
Cost of shares redeemed	(2,312,652)	(2,899,296)
Net increase (decrease) in net assets resulting from share transactions	(798,768)	(823,091)
Total increase (decrease) in net assets	(1,150,928)	(3,808,691)

Net Assets
Beginning of period	10,485,588	14,294,279
End of period (including undistributed net investment income of $7,973 and undistributed net investment income of $7,309, respectively)	$ 9,334,660	$ 10,485,588
Other Information Shares
Sold	65,924	71,457
Issued in reinvestment of distributions	3,455	3,090
Redeemed	(106,676)	(104,532)
Net increase (decrease)	(37,297)	(29,985)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended June 30,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 25.03	$ 31.84	$ 41.81	$ 40.39	$ 35.22
Income from Investment Operations
Net investment income (loss) B	.21	.23	.19	.23	.31
Net realized and unrealized gain (loss)	(.57)	(6.83)	(4.72)	3.61	6.96
Total from investment operations	(.36)	(6.60)	(4.53)	3.84	7.27
Distributions from net investment income	(.21)	(.21)	(.21)	(.21)	(.29)
Distributions in excess of net investment income	-	-	(.03)	-	-
Distributions from net realized gain	-	-	(2.87)	(2.21)	(1.81)
Distributions in excess of net realized gain	-	-	(2.33)	-	-
Total distributions	(.21)	(.21)	(5.44)	(2.42)	(2.10)
Net asset value, end of period	$ 24.46	$ 25.03	$ 31.84	$ 41.81	$ 40.39
Total Return A	(1.36)%	(20.78)%	(11.76)%	10.47%	21.95%
Ratios to Average Net Assets C
Expenses before expense reductions	.63%	.59%	.56%	.56%	.57%
Expenses net of voluntary waivers, if any	.63%	.59%	.56%	.56%	.57%
Expenses net of all reductions	.61%	.53%	.51%	.53%	.55%
Net investment income (loss)	.93%	.82%	.55%	.57%	.87%
Supplemental Data
Net assets, end of period (in millions)	$ 9,335	$ 10,486	$ 14,294	$ 17,379	$ 13,842
Portfolio turnover rate	32%	155%	217%	113%	71%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended June 30, 2003

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Fund (the fund) is a fund of Fidelity Hastings Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, non-taxable dividends, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 1,030,135	|
Unrealized depreciation	(586,402)
Net unrealized appreciation (depreciation)	443,733
Undistributed ordinary income	7,973
Capital loss carryforward	(2,845,708)

Cost for federal income tax purposes	$ 8,896,277

The tax character of distributions paid was as follows:

	June 30, 2003	June 30, 2002
Ordinary Income	$ 82,413	$ 90,485

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .09% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .24% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $5,219 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Annual Report

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,669 for the period. In addition, through arrangements with the fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's transfer agent expenses by $70.

Annual Report

Report of Independent Auditors

To the Trustees of Fidelity Hastings Street Trust and the Shareholders of Fidelity Fund.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Fund (a fund of Fidelity Hastings Street Trust) at June 30, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 8, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 279 funds advised by FMR or an affiliate. Mr. McCoy oversees 281 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Fidelity Fund (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000) and The Dow Chemical Company (2000). He is a Member of Marakon Diversity Advisory Council and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Hastings Street Trust. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania.

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Hastings Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity Magellan Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Bart A. Grenier (44)

Year of Election or Appointment: 2001

Vice President of Fidelity Fund. Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999 to 2000, and Vice President of certain High Income Funds (2002). He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and President and Director of Strategic Advisers, Inc. (2002). He also heads Fidelity's Asset Allocation Group (2000), Fidelity's Growth and Income Group (2001), Fidelity's Value Group (2001), and Fidelity's High Income Division (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Funds (1997-2000), High Income Division Head (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

John D. Avery (38)

Year of Election or Appointment: 2002

Vice President of Fidelity Fund. Mr. Avery also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Avery worked as a research analyst and portfolio manager.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Fidelity Fund. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (43)
Year of Election or Appointment: 2003 Assistant Secretary of Fidelity Fund. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Fidelity Fund. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Fidelity Fund. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Fidelity Fund. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (56)
Year of Election or Appointment: 1986 Assistant Treasurer of Fidelity Fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Fidelity Fund. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Fidelity Fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 2000

Assistant Treasurer of Fidelity Fund. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

A total of 0.41% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed in March and June during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h) (11) of the Internal Revenue Code.

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH2B
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

Annual Report

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

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Annual Report

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Annual Report

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FID-UANN-0803
1.787731.100

Fidelity®

Discovery Fund

(formerly Fidelity® Contrafund® II)

Annual Report

June 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Distributions	<Click Here>

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securites and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Annual Report

President's Message - continued

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2003	Past 1 year	Past 5 years	Life of fundA
Fidelity® Discovery Fund	1.11%	2.99%	3.52%

A From March 31, 1998

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Discovery on March 31, 1998, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500SM Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Adam Hetnarski, Portfolio Manager of Fidelity® Discovery Fund

Stimulative fiscal action by the Federal Reserve Board, President Bush's $350 billion tax cut and the rapid conclusion of major hostilities in Iraq helped propel U.S. equity markets from double-digit losses to positive or only slightly negative returns for the 12 months ending June 30, 2003. Investor confidence was rattled at the period's outset. Stock market declines in the previous two years, recession, corporate governance scandals and the impending Iraqi war stifled enthusiasm for equities. The Fed, trying to pump liquidity into the economy, cut rates by half a percentage point in November 2002, its 12th cut since early 2001. While the cuts benefited consumer spending, corporate spending failed to revive in kind. Finally, late in the first quarter of 2003, positive economic signs began to emerge. Investors greeted the news with enthusiasm, and stocks rallied from mid-March through period end. For the 12 months overall, the blue-chip Dow Jones Industrial AverageSM slipped 0.50%, the large-cap-oriented Standard & Poor's 500SM Index gained 0.25% and the technology-rich NASDAQ Composite® Index advanced 11.41%.

For the 12 months ending June 30, 2003, the fund returned 1.11%, slightly ahead of the S&P 500® index and the -0.57% return of the LipperSM Growth Funds Average. Strong stock selection in health care equipment and services, energy, and telecommunication services provided the most help versus the index. On the other hand, stock picking in pharmaceuticals, biotechnology and materials hurt our results compared with the index. Boston Scientific and St. Jude Medical are two health care companies that did well on an absolute basis and versus the index. Boston Scientific had good test results with its drug-coated stent - a device used to prop open clogged arteries. St. Jude, a manufacturer of pacemakers and defibrillators, benefited from studies showing that pacemakers significantly enhance patients' quality of life. Conversely, overweighting Johnson & Johnson held back our results. The company was hurt by competition from Boston Scientific in the drug-coated stent market. Another detractor was copper producer Phelps Dodge, which struggled with low demand due to the delayed economic recovery.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Top Ten Stocks as of June 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	5.8	6.0
Merck & Co., Inc.	5.5	2.4
Tyco International Ltd.	4.9	2.5
Verizon Communications, Inc.	3.0	4.1
Pfizer, Inc.	2.5	1.8
Johnson & Johnson	2.5	4.7
Amgen, Inc.	2.3	0.0
Boston Scientific Corp.	1.9	1.9
Procter & Gamble Co.	1.7	2.2
Northrop Grumman Corp.	1.7	3.1
	31.8
Top Five Market Sectors as of June 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	20.8	17.8
Industrials	18.7	12.6
Information Technology	11.5	18.4
Energy	8.5	12.2
Materials	5.3	3.2
Asset Allocation (% of fund's net assets)
As of June 30, 2003 *		As of December 31, 2002 **
	Stocks 84.8%		Stocks and Equity Futures 98.6%
	Convertible Securities 0.3%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 14.9%		Short-Term Investments and Net Other Assets 1.3%
* Foreign investments	4.1%	** Foreign investments	4.7%

Annual Report

Investments June 30, 2003

Showing Percentage of Net Assets

Common Stocks - 84.8%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 4.6%
Auto Components - 0.0%
Gentex Corp. (a)	3,700	$ 113
Automobiles - 0.6%
Monaco Coach Corp. (a)	158,850	2,435
Winnebago Industries, Inc.	41,000	1,554
		3,989
Hotels, Restaurants & Leisure - 0.8%
McDonald's Corp.	261,600	5,771
Household Durables - 0.0%
Garmin Ltd. (a)	2,260	90
Internet & Catalog Retail - 0.0%
Amazon.com, Inc. (a)	3,300	120
Media - 2.0%
AOL Time Warner, Inc. (a)	197,100	3,171
Cablevision Systems Corp. - NY Group Class A (a)	9,100	189
Comcast Corp. Class A (special) (a)	131,481	3,791
General Motors Corp. Class H (a)	386,800	4,955
Viacom, Inc. Class B (non-vtg.) (a)	33,900	1,480
		13,586
Specialty Retail - 1.0%
Borders Group, Inc. (a)	99,500	1,752
Staples, Inc. (a)	274,000	5,028
		6,780
Textiles Apparel & Luxury Goods - 0.2%
NIKE, Inc. Class B	20,000	1,070
TOTAL CONSUMER DISCRETIONARY		31,519
CONSUMER STAPLES - 3.2%
Beverages - 1.3%
The Coca-Cola Co.	197,900	9,185
Food & Staples Retailing - 0.2%
Wal-Mart Stores, Inc.	17,200	923
Household Products - 1.7%
Procter & Gamble Co.	134,000	11,950
TOTAL CONSUMER STAPLES		22,058
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - 8.2%
Energy Equipment & Services - 3.5%
BJ Services Co. (a)	162,998	$ 6,090
ENSCO International, Inc.	74,700	2,009
Pride International, Inc. (a)	422,700	7,955
Rowan Companies, Inc.	229,420	5,139
Weatherford International Ltd. (a)	73,645	3,086
		24,279
Oil & Gas - 4.7%
Apache Corp.	142,865	9,295
Burlington Resources, Inc.	209,200	11,311
Chesapeake Energy Corp.	366,200	3,699
Stelmar Shipping Ltd. (a)	69,700	1,168
Teekay Shipping Corp.	57,900	2,484
Tsakos Energy Navigation Ltd.	37,400	535
YUKOS Corp. sponsored ADR	63,500	3,534
		32,026
TOTAL ENERGY		56,305
FINANCIALS - 3.9%
Capital Markets - 0.5%
Charles Schwab Corp.	137,300	1,385
Goldman Sachs Group, Inc.	12,100	1,013
J.P. Morgan Chase & Co.	3,200	109
Janus Capital Group, Inc.	8,500	139
Morgan Stanley	22,650	968
		3,614
Commercial Banks - 0.6%
Bank of America Corp.	9,400	743
Fifth Third Bancorp	58,782	3,371
		4,114
Diversified Financial Services - 0.5%
Citigroup, Inc.	77,900	3,334
Insurance - 2.3%
American International Group, Inc.	64,400	3,554
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
Berkshire Hathaway, Inc.:
Class A (a)	100	$ 7,250
Class B (a)	1,982	4,816
		15,620
TOTAL FINANCIALS		26,682
HEALTH CARE - 20.8%
Biotechnology - 2.5%
Amgen, Inc. (a)	241,783	16,064
Biogen, Inc. (a)	15,500	589
Geneprot, Inc. (d)	64,000	224
Gilead Sciences, Inc. (a)	1,100	61
		16,938
Health Care Equipment & Supplies - 4.0%
Biomet, Inc.	141,750	4,063
Boston Scientific Corp. (a)	218,200	13,332
Medtronic, Inc.	127,400	6,111
St. Jude Medical, Inc. (a)	77,700	4,468
		27,974
Pharmaceuticals - 14.3%
Abbott Laboratories	250,600	10,966
Barr Laboratories, Inc. (a)	31,900	2,089
Johnson & Johnson	331,475	17,137
Merck & Co., Inc.	632,700	38,310
Novartis AG sponsored ADR	155,400	6,186
Pfizer, Inc.	510,130	17,421
Wyeth	146,700	6,682
		98,791
TOTAL HEALTH CARE		143,703
INDUSTRIALS - 18.7%
Aerospace & Defense - 3.3%
Lockheed Martin Corp.	237,700	11,307
Northrop Grumman Corp.	135,900	11,727
		23,034
Air Freight & Logistics - 1.9%
CNF, Inc.	95,200	2,416
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Air Freight & Logistics - continued
FedEx Corp.	141,100	$ 8,752
United Parcel Service, Inc. Class B	35,300	2,249
		13,417
Airlines - 0.6%
Alaska Air Group, Inc. (a)	197,200	4,230
Commercial Services & Supplies - 0.5%
Avery Dennison Corp.	65,200	3,273
Construction & Engineering - 0.1%
Granite Construction, Inc.	48,000	920
Industrial Conglomerates - 6.5%
3M Co.	30,800	3,973
General Electric Co.	247,180	7,089
Tyco International Ltd.	1,774,600	33,682
		44,744
Machinery - 4.1%
Caterpillar, Inc.	83,100	4,625
Cummins, Inc.	43,500	1,561
Danaher Corp.	21,500	1,463
Eaton Corp.	26,200	2,060
Illinois Tool Works, Inc.	51,500	3,391
Ingersoll-Rand Co. Ltd. Class A	90,200	4,268
ITT Industries, Inc.	152,600	9,989
Terex Corp. (a)	48,600	949
		28,306
Road & Rail - 1.7%
CSX Corp.	198,300	5,967
Union Pacific Corp.	93,500	5,425
USF Corp.	3,600	97
		11,489
TOTAL INDUSTRIALS		129,413
INFORMATION TECHNOLOGY - 11.5%
Communications Equipment - 1.1%
Alcatel SA sponsored ADR (a)	38,400	344
CIENA Corp. (a)	433,500	2,250
Cisco Systems, Inc. (a)	600	10
CommScope, Inc. (a)	280,900	2,669
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
JDS Uniphase Corp. (a)	576,700	$ 2,024
QUALCOMM, Inc.	200	7
		7,304
Computers & Peripherals - 1.1%
Dell Computer Corp. (a)	5,200	166
International Business Machines Corp.	92,500	7,631
		7,797
Electronic Equipment & Instruments - 0.0%
Celestica, Inc. (sub. vtg.) (a)	3,300	52
Internet Software & Services - 0.0%
Yahoo!, Inc. (a)	2,000	66
IT Services - 3.0%
Anteon International Corp. (a)	182,600	5,096
Computer Sciences Corp. (a)	234,000	8,920
Infosys Technologies Ltd.	51,600	3,630
ManTech International Corp. Class A	168,070	3,224
		20,870
Semiconductors & Semiconductor Equipment - 0.1%
Linear Technology Corp.	1,900	61
Texas Instruments, Inc.	2,800	49
United Microelectronics Corp. sponsored ADR (a)	1,700	6
Xilinx, Inc. (a)	7,900	200
		316
Software - 6.2%
Cadence Design Systems, Inc. (a)	239,900	2,893
Microsoft Corp.	1,562,060	40,006
		42,899
TOTAL INFORMATION TECHNOLOGY		79,304
MATERIALS - 5.3%
Chemicals - 0.3%
Dow Chemical Co.	79,100	2,449
Construction Materials - 0.2%
CRH PLC	89,400	1,411
Containers & Packaging - 0.4%
Smurfit-Stone Container Corp. (a)	197,300	2,571
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Metals & Mining - 4.0%
Arch Coal, Inc.	138,400	$ 3,180
Barrick Gold Corp.	114,800	2,043
CONSOL Energy, Inc.	50,600	1,151
Kinross Gold Corp. (a)	934,970	6,306
Massey Energy Co.	190,300	2,502
Newmont Mining Corp. Holding Co.	242,600	7,875
Nucor Corp.	19,500	953
Peabody Energy Corp.	98,500	3,309
Phelps Dodge Corp. (a)	4,500	173
		27,492
Paper & Forest Products - 0.4%
Bowater, Inc.	72,000	2,696
International Paper Co.	9,000	322
		3,018
TOTAL MATERIALS		36,941
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 3.7%
SBC Communications, Inc.	187,900	4,801
Verizon Communications, Inc.	527,400	20,806
		25,607
UTILITIES - 4.9%
Electric Utilities - 4.9%
Dominion Resources, Inc.	167,500	10,765
FirstEnergy Corp.	240,600	9,251
FPL Group, Inc.	150,200	10,041
Wisconsin Energy Corp.	119,200	3,457
		33,514
TOTAL COMMON STOCKS (Cost $562,479)		585,046
Convertible Preferred Stocks - 0.3%

ENERGY - 0.3%
Oil & Gas - 0.3%
Chesapeake Energy Corp. 6% (c)	29,000	1,820
Convertible Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies Series E (d)	6,900	$ 7
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,818)		1,827
Money Market Funds - 15.1%

Fidelity Cash Central Fund, 1.18% (b)	103,697,398	103,697
Fidelity Securities Lending Cash Central Fund, 1.19% (b)	819,000	819
TOTAL MONEY MARKET FUNDS (Cost $104,516)		104,516
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $668,813)		691,389
NET OTHER ASSETS - (0.2)%		(1,135)
NET ASSETS - 100%		$ 690,254

Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,820,000 or 0.3% of net assets.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies Series E	9/19/00	$ 119
Geneprot, Inc.	7/7/00	$ 352
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $2,245,794,000 and $2,409,716,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $358,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $231,000 or 0.0% of net assets.

Income Tax Information
At June 30, 2003, the fund had a capital loss carryforward of approximately $330,128,000 of which $240,037,000 and $90,091,000 will expire on June 30, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		June 30, 2003

Assets
Investment in securities, at value (including securities loaned of $798) (cost $668,813) - See accompanying schedule		$ 691,389
Receivable for investments sold		30,786
Receivable for fund shares sold		470
Dividends receivable		650
Interest receivable		107
Other receivables		254
Total assets		723,656

Liabilities
Payable for investments purchased	$ 30,430
Payable for fund shares redeemed	1,733
Accrued management fee	360
Other payables and accrued expenses	60
Collateral on securities loaned, at value	819
Total liabilities		33,402

Net Assets		$ 690,254
Net Assets consist of:
Paid in capital		$ 1,006,685
Undistributed net investment income		1,291
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(340,301)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		22,579
Net Assets, for 73,399 shares outstanding		$ 690,254
Net Asset Value and redemption price per share ($690,254 ÷ 73,399 shares)		$ 9.40

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands		Year ended June 30, 2003

Investment Income
Dividends		$ 8,141
Interest		1,263
Security lending		83
Total income		9,487

Expenses
Management fee Basic fee	$ 3,957
Performance adjustment	1,620
Transfer agent fees	1,942
Accounting and security lending fees	214
Non-interested trustees' compensation	3
Custodian fees and expenses	103
Registration fees	27
Audit	42
Legal	4
Miscellaneous	4
Total expenses before reductions	7,916
Expense reductions	(1,335)	6,581
Net investment income (loss)		2,906
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(58,734)
Foreign currency transactions	(84)
Futures contracts	803
Total net realized gain (loss)		(58,015)
Change in net unrealized appreciation (depreciation) on: Investment securities	52,620
Assets and liabilities in foreign currencies	4
Total change in net unrealized appreciation (depreciation)		52,624
Net gain (loss)		(5,391)
Net increase (decrease) in net assets resulting from operations		$ (2,485)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended June 30, 2003	Year ended June 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,906	$ 3,302
Net realized gain (loss)	(58,015)	(99,768)
Change in net unrealized appreciation (depreciation)	52,624	(111,469)
Net increase (decrease) in net assets resulting from operations	(2,485)	(207,935)
Distributions to shareholders from net investment income	(2,374)	(4,332)
Share transactions Net proceeds from sales of shares	108,856	122,624
Reinvestment of distributions	2,315	4,224
Cost of shares redeemed	(221,879)	(452,519)
Net increase (decrease) in net assets resulting from share transactions	(110,708)	(325,671)
Total increase (decrease) in net assets	(115,567)	(537,938)

Net Assets
Beginning of period	805,821	1,343,759
End of period (including undistributed net investment income of $1,291 and undistributed net investment income of $874, respectively)	$ 690,254	$ 805,821
Other Information Shares
Sold	12,558	11,918
Issued in reinvestment of distributions	272	393
Redeemed	(25,819)	(44,242)
Net increase (decrease)	(12,989)	(31,931)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended June 30,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 9.33	$ 11.36	$ 15.84	$ 12.60	$ 10.35
Income from Investment Operations
Net investment income (loss) E	.04	.03	.02	(.01)	- D
Net realized and unrealized gain (loss)	.06 F	(2.02)	(2.05)	3.97	2.25
Total from investment operations	.10	(1.99)	(2.03)	3.96	2.25
Distributions from net investment income	(.03)	(.04)	-	-	-
Distributions from net realized gain	-	-	(1.93)	(.72)	-
Distributions in excess of net realized gain	-	-	(.52)	-	-
Total distributions	(.03)	(.04)	(2.45)	(.72)	-
Net asset value, end of period	$ 9.40	$ 9.33	$ 11.36	$ 15.84	$ 12.60
Total Return B, C	1.11%	(17.56)%	(14.70)%	33.87%	21.74%
Ratios to Average Net Assets A
Expenses before expense reductions	1.17%	1.11%	.95%	.91%	.93%
Expenses net of voluntary waivers, if any	1.17%	1.11%	.95%	.91%	.93%
Expenses net of all reductions	.97%	.99%	.91%	.86%	.86%
Net investment income (loss)	.43%	.32%	.19%	(.08)%	(.01)%
Supplemental Data
Net assets, end of period (in millions)	$ 690	$ 806	$ 1,344	$ 1,577	$ 901
Portfolio turnover rate	367%	259%	168%	291%	293%

A Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Amount represents less than $.01 per share.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended June 30, 2003

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Contrafund II (the fund) is a fund of Fidelity Hastings Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. On July 17, 2003 the Board of Trustees approved a change in the name of Fidelity Contrafund II to Fidelity Discovery Fund effective on August 29, 2003. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 36,952	|
Unrealized depreciation	(18,185)
Net unrealized appreciation (depreciation)	18,767
Undistributed ordinary income	994
Capital loss carryforward	(330,128)
Cost for federal income tax purposes	$ 672,622

The tax character of distributions paid was as follows:

	June 30, 2003	June 30, 2002
Ordinary Income	$ 2,374	$ 4,332

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .82% of the fund's average net assets.

Sales Load. For the period, Fidelity Distributors Corporation (FDC), an affiliate of FMR, received sales charges of $136 on sales of shares of the fund all of which was retained. Effective June 23, 2003, the fund's sales charge was eliminated.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .29% of average net assets.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,103 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,334 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1.

Annual Report

Report of Independent Auditors

To the Trustees of Fidelity Hastings Street Trust and the Shareholders of Fidelity Contrafund II.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Contrafund II (a fund of Fidelity Hastings Street Trust) at June 30, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Contrafund II's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 8, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 279 funds advised by FMR or an affiliate. Mr. McCoy oversees 281 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Discovery (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000) and The Dow Chemical Company (2000). He is a Member of Marakon Diversity Advisory Council and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Hastings Street Trust.

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania.

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Hastings Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

John B. McDowell (44)

Year of Election or Appointment: 2002

Vice President of Discovery. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

Adam Hetnarski (39)

Year of Election or Appointment: 2000

Vice President of Discovery. Mr. Hetnarski also serves as Vice President of another fund advised by FMR. Prior to assuming his current responsibilities, Mr. Hetnarski worked as a research analyst and portfolio manager.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Discovery. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (43)
Year of Election or Appointment: 2003 Assistant Secretary of Discovery. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Discovery. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Discovery. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Discovery. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (56)
Year of Election or Appointment: 1998 Assistant Treasurer of Discovery. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Discovery. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Discovery. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 2000

Assistant Treasurer of Discovery. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH2B
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

Annual Report

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Annual Report

6005 West Park Boulevard
Plano, TX 75093

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Fidelity's Growth Funds

Aggressive Growth Fund

Blue Chip Growth Fund

Blue Chip Value Fund

Capital Appreciation Fund

Contrafund ®

Discovery Fund

Disciplined Equity Fund

Dividend Growth Fund

Export and Multinational Fund

Fidelity Fifty®

Fidelity Value Discovery Fund

Focused Stock Fund

Growth Company Fund

Independence Fund

Large Cap Stock Fund

Leveraged Company Stock Fund

Low-Priced Stock Fund

Magellan® Fund

Mid-Cap Stock Fund

New Millennium Fund ®

OTC Portfolio

Small Cap Independence Fund

Small Cap Stock Fund

Stock Selector

Structured Large Cap Growth Fund

Structured Large Cap Value Fund

Structured Mid Cap Growth Fund

Structured Mid Cap Value Fund

Tax Managed Stock Fund

Trend Fund

Value Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

CII-UANN-0803
1.787730.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 10. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	August 25, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	August 25, 2003
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	August 25, 2003